Statement of financial position, current/non-current (Statement) - USD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025
Current assets
Cash and cash equivalents	$ 1,033,887	$ 719,897
Current financial assets	80,100	99,089
Trade and other receivables	1,087,993	572,024
Derivative Financial Instrument	398	140
Other assets	19,826	29,607
Total current assets	2,222,204	1,420,757
Non-current assets
Trade and other non-current receivables	27,655	25,982
Deferred tax assets	4,555	7,666
Property, plant and equipment	3,641	3,985
Right-of-use assets	3,175	2,995
Intangible assets	96,443	73,965
Other assets	6,086	5,614
Total non-current assets	148,105	120,207
TOTAL ASSETS	2,370,309	1,540,964
Current Liabilities
Trade and other payables	1,580,615	854,436
Lease liabilities	1,202	1,076
Tax liabilities	37,214	21,500
Derivative financial liabilities	1,305	1,567
Financial liabilities	54,971	86,898
Provisions	839	433
Total current liabilities	1,676,146	965,910
Non-current financial liabilities	108,489	0
Non-current liabilities
Deferred tax liabilities	5,892	3,316
Lease liabilities	2,607	2,309
Total non-current liabilities	116,988	5,625
TOTAL LIABILITIES	1,793,134	971,535
EQUITY
Share capital	575	590
Share Premium	15,206	7,097
Treasury shares	0	0
Capital reserve	45,042	42,641
Other reserves	(13,151)	(15,885)
Retained earnings	529,039	534,818
Total equity attributable to owners of the Group	576,711	569,261
Non-controlling interest	464	168
TOTAL EQUITY	577,175	569,429
TOTAL EQUITY AND LIABILITIES	2,370,309	1,540,964
Goodwill	$ 6,550	$ 0